Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity
The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2018	17,387
Restricted stock units granted	(1,622)
Restricted stock units forfeited	22

Available for grant at December 31, 2018	15,787
Restricted stock units granted	(1,584)
Restricted stock units forfeited	57

Available for grant at December 31, 2019	14,260
Restricted stock units granted	(1,692)
Restricted stock units forfeited	57

Available for grant at December 31, 2020	12,625

Summary of Restricted Stock Units and Changes
Restricted Stock Units
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2018	1,538	10.36	0.33
Restricted stock units granted	1,622	13.86
Restricted stock units vested	(1,517)	9.79
Restricted stock units forfeited	(22)	11.75

Non-vested at December 31, 2018	1,621	13.85	0.38
Restricted stock units granted	1,584	8.01
Restricted stock units vested	(1,505)	14.12
Restricted stock units forfeited	(57)	9.59

Non-vested at December 31, 2019	1,643	8.08	0.29
Restricted stock units granted	1,692	9.40
Restricted stock units vested	(1,564)	8.02
Restricted stock units forfeited	(57)	9.31

Non-vested at December 31, 2020	1,714	9.37	0.31

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2018, 2019 and 2020.

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Cost of sales	390	305	253
Research and development	13,278	9,927	10,132
Sales and marketing	3,407	1,789	1,759
General and administrative	3,704	2,570	2,445

	20,779	14,591	14,589